POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 18, 2017 TO THE PROSPECTUSES DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, DECEMBER 7, 2016, OCTOBER 7, 2016 AND

SEPTEMBER 21, 2016 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares BuyBack Achievers™ Portfolio

PowerShares Cleantech™ Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares DWA Basic Materials Momentum Portfolio

PowerShares DWA Consumer Cyclicals Momentum Portfolio

PowerShares DWA Consumer Staples Momentum Portfolio

PowerShares DWA Energy Momentum Portfolio

PowerShares DWA Financial Momentum Portfolio

PowerShares DWA Healthcare Momentum Portfolio

PowerShares DWA Industrials Momentum Portfolio

PowerShares DWA Momentum Portfolio

PowerShares DWA NASDAQ Momentum Portfolio

PowerShares DWA Technology Momentum Portfolio

PowerShares DWA Utilities Momentum Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares Russell 2000 Equal Weight Portfolio

PowerShares Russell 2000 Pure Growth Portfolio

PowerShares Russell 2000 Pure Value Portfolio

PowerShares Russell Midcap Equal Weight Portfolio

PowerShares Russell Midcap Pure Growth Portfolio

PowerShares Russell Midcap Pure Value Portfolio

PowerShares Russell Top 200 Equal Weight Portfolio

PowerShares Russell Top 200 Pure Growth Portfolio

PowerShares Russell Top 200 Pure Value Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for each Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1-SUP-4 081817

SUPPLEMENT DATED AUGUST 18, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017, AS REVISED

JULY 12, 2017 OF POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Minimum Variance Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Taxable Municipal Bond Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED MARCH 29, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P SmallCap Quality Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017, AS

PREVIOUSLY SUPPLEMENTED JUNE 27, 2017 AND MARCH 1, 2017:

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017, AS

PREVIOUSLY SUPPLEMENTED MARCH 1, 2017:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2017 OF

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST, AS

PREVIOUSLY SUPPLEMENTED MARCH 1, 2017:

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 6, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II, AS PREVIOUSLY

SUPPLEMENTED MARCH 1, 2017:

PowerShares Treasury Collateral Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 21, 2016 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II, AS PREVIOUSLY

SUPPLEMENTED MARCH 1, 2017:

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

and

POWERSHARES EXCHANGE-TRADED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2017, FEBRUARY 24, 2017,

DECEMBER 7, 2016, OCTOBER 7, 2016 AND SEPTEMBER 21, 2016

Effective immediately, under the section titled, “MANAGEMENT—”Experience, Qualifications and Attributes” in the Statement of Additional Information for each Trust, except PowerShares Exchange-Traded Fund Trust, similar language is hereby deleted and replaced with the following:

“For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee and Unaffiliated Trustee receives an annual retainer of $290,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $100,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $28,000 per year and the chairs of the Investment Oversight Committee and the Nominating and Governance Committee each receive an additional fee of $17,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2017, the Retainer was $250,000, and the additional fee for the Independent Chair was $78,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings. Effective July 1, 2016, the Adviser, on behalf of a Fund, compensates the Unaffiliated Trustee and reimburses the Unaffiliated Trustee’s travel and other out-of-pocket expenses. Accordingly, of the $245,833 paid from the Fund Complex to Mr. Nussbaum for the fiscal year ended October 31, 2016, $51,336 was paid by the Adviser.”

Effective immediately, the section titled, “MANAGEMENT—Payments to Financial Intermediaries” in the Statement of Additional Information for each Trust, is hereby deleted and replaced with the following:

“Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the Adviser, the Distributor and/or their affiliates believe may benefit the Funds. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to certain Funds. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including each Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The Adviser, the Distributor and/or their affiliates also may pay intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. As of the date of this SAI, the Adviser had such arrangements in place with Charles Schwab & Co., Inc. (“Schwab”).

In addition, the Adviser, the Distributor and/or their affiliates may make payments to intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of the date of this SAI, as amended or supplemented from time to time, the intermediaries receiving such payments include Pershing LLC. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the Adviser, the Distributor and/or their affiliates will be made from their own assets and not from the assets of the Funds. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Funds, payments to financial intermediaries are not financed by the Funds and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses.

The Adviser periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Funds.”

Please Retain This Supplement For Future Reference.

P-PS-SOAI-MULTI-SUP-2 081817